Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not have a formal policy relating to the timing of equity grants under the 2021 Incentive Plan, but in practice, we do not take material nonpublic information into account when determining the timing or terms of awards and do not grant awards in anticipation of material nonpublic information.